Short-Term Borrowings	9 Months Ended
Sep. 30, 2021
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

Note 11 – SHORT-TERM BORROWINGS

As of September 30, 2021 and December 31, 2020, the short-term borrowings were for working capital and capital expenditure purposes. Short-term borrowings consist of the following:

	Annual Interest Rate	Maturity (Months)	Principal	September 30, 2021	December 31, 2020
			US$	US$	US$
Short-term borrowings:
ZHONGYUAN BANK CO., LTD (1)	5.60%	January, 2022	1,541,925	1,541,925	-
HIGHSHARP ELECTRONIC TECHNOLOGY CO., LTD (2)	0.50%	December, 2021	1,000,000	1,000,000	-
Total				2,541,925	-

The interest expenses were $15,292 and nil for the nine months ended September 31, 20021 and 2020, respectively.

(1)	On July 29, 2021, the Group entered into a factoring agreement without recourse right with Zhongyuan Bank, transferring $1,541,925 (RMB10,000,000) accounts receivable to the bank and received accordingly amount of cash.

(2)	On September 1, 2021, the Group signed a loan agreement with HighSharp Electronic Technology Co., Ltd (“HighSharp”) with a total amount of $1,000,000.